Fees and Expenses - Global Atlantic BlackRock High Yield Portfolio	Jun. 17, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity or variable life insurance contract. If they were included, your costs would be higher. Please refer to your variable contract prospectus for information on the separate account fees and expenses associated with your contract.

Expenses Restated to Reflect Current [Text]	“Management Fees” have been restated to reflect current fees.
Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” have been restated to reflect current fees. In addition, “Other Expenses” for Class III shares are based on estimated amounts.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio’s financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio. Acquired Fund Fees and Expenses have been estimated for the current year.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class I Shares	Class II Shares	Class III Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None

Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.34%	0.34%	0.34%
Distribution and Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses(2)	0.14%	0.14%	0.14%
Acquired Fund Fees and Expenses(3)	0.10%	0.10%	0.10%
Total Annual Portfolio Operating Expenses(2)	0.58%	0.83%	0.73%
Fee Waiver and/or Reimbursement(4)	(0.06)%	(0.06)%	(0.06)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement(4)	0.52%	0.77%	0.67%

(1)      “Management Fees” have been restated to reflect current fees.

(2)      “Other Expenses” have been restated to reflect current fees. In addition, “Other Expenses” for Class III shares are based on estimated amounts.

(3)      Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio’s financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio. Acquired Fund Fees and Expenses have been estimated for the current year.

(4)      The Portfolio’s investment adviser, Global Atlantic Investment Advisors, LLC, (the “Adviser”), has contractually agreed to waive its fees and to reimburse expenses, at least until October 31, 2027, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement will not exceed 0.52%, 0.77%, and 0.67% of average daily net assets attributable to Class I, Class II and Class III shares of the Portfolio, respectively.  The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment, after giving effect to the recoupment amount, can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment, after giving effect to the recoupment amount, can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment.  The agreement may be terminated only by the Portfolio’s Board of Trustees, on 60 days’ written notice to the Adviser. “Fee Waiver and/or Reimbursement” and “Total Annual Portfolio Operating Expenses

After Fee Waiver and/or Reimbursement” have been restated to reflect the expense reimbursement effective September 30, 2026.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class I	$53	$180	$318	$720
Class II	$79	$259	$455	$1,020
Class III	$68	$227	$400	$901

Expense Example, No Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class I	$53	$180	$318	$720
Class II	$79	$259	$455	$1,020
Class III	$68	$227	$400	$901